Organization and Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization and Operations [Abstract]
Organization and Operations

Note 1 - Organization and Operations

Jerrick Media Holdings, Inc. (“we,” “us,” the “Company,” or “Jerrick Media”) (formerly Great Plains Holdings, Inc. or “GTPH”) was incorporated under the laws of the state of Nevada on December 30, 1999 under the name LILM, Inc. The Company changed its name on December 3, 2013 to Great Plains Holdings, Inc. as part of its plan to diversify its business through the acquisition and operation of commercial real estate, including, but not limited to, self-storage facilities, apartment buildings, 55+ senior manufactured home communities, and other income producing properties. Historically, the Company has principally engaged in the manufacture and marketing of the LiL Marc, a plastic boys’ toilet-training device, which we discontinued as of December 31, 2014.

On February 5, 2016 (the “Closing Date”), GTPH, GPH Merger Sub, Inc., a Nevada corporation and wholly-owned subsidiary of GTPH (“Merger Sub”), and Jerrick Ventures, Inc., a privately-held Nevada corporation headquartered in New Jersey (“Jerrick”), entered into an Agreement and Plan of Merger (the “Agreement”) pursuant to which the Merger Sub was merged with and into Jerrick, with Jerrick surviving as a wholly-owned subsidiary of GTPH (the “Merger”). GTPH acquired, through a reverse triangular merger, all of the outstanding capital stock of Jerrick in exchange for issuing Jerrick’s shareholders (the “Jerrick Shareholders”), pro-rata, a total of 28,500,000 shares of GTPH’s common stock. GTPH assumed 33,415 shares of Jerrick’s Series A Convertible Preferred Stock (the “Jerrick Series A Preferred”) and 8,064 shares of Series B Convertible Preferred Stock (the “Jerrick Series B Preferred”).

In connection with the Merger, on the Closing Date, GTPH and Kent Campbell entered into a Spin-Off Agreement (the “Spin-Off Agreement”), pursuant to which Mr. Campbell purchased from GTPH (i) all of GTPH’s interest in Ashland Holdings, LLC, a Florida limited liability company, and (ii) all of GTPH’s interest in Lil Marc, Inc., a Utah corporation, in exchange for the cancellation of 781,818 shares of GTPH’s Common Stock held by Mr. Campbell. In addition, Mr. Campbell assumed all debts, obligations and liabilities of GTPH, including any existing prior to the Merger, pursuant to the terms and conditions of the Spin-Off Agreement.

Upon closing of the Merger on February 5, 2016, the Company changed its business plan to that of Jerrick Media.

Effective February 28, 2016, GTPH entered into an Agreement and Plan of Merger (the “Statutory Merger Agreement”) with Jerrick, pursuant to which GTPH became the parent company of Jerrick Ventures, LLC, a wholly-owned operating subsidiary of Jerrick (the “Statutory Merger”) and GTPH changed its name to Jerrick Media Holdings, Inc. to better reflect its new business strategy.

Jerrick Media is a technology company focused on the development of digital communities, marketing branded digital content, and e-commerce opportunities. Jerrick’s content distribution platform, Vocal, delivers a robust long-form, digital publishing platform organized into highly engaged niche-communities capable of hosting all forms of rich media content. Through Jerrick’s proprietary algorithm dynamics, Vocal enhances the visibility of content and maximizes viewership, providing advertisers access to target markets that most closely match their interests.

Note 1 - Organization and Operations

Great Plains Holdings, Inc. (the “Company”) was incorporated under the laws of the state of Nevada on December 30, 1999 under the name LILM, Inc. The Company changed its name on December 3, 2013 as part of its plans to diversify its business through the acquisition and operation of commercial real estate, including but not limited to self-storage facilities, apartment buildings, 55+ senior manufactured homes communities, and other income producing properties. Historically, the Company has principally engaged in manufacture and marketing of the LiL Marc urinal used in the training of young boys, but is changing its focus to residential and commercial rental real estate as well as exploring other business opportunities.

On February 5, 2016, Great Plains Holdings, Inc. a Nevada corporation (“GTPH”, or the “Company”), GPH Merger Sub, Inc., a Nevada corporation and wholly-owned subsidiary of GTPH (“Merger Sub”), and Jerrick Ventures, Inc., a privately-held Nevada corporation headquartered in New Jersey (“Jerrick”), entered into an Agreement and Plan of Merger (the “Agreement”) pursuant to which the Merger Sub was merged with and into Jerrick, with Jerrick surviving as a wholly-owned subsidiary of GTPH (the “Merger”). The transaction (the “Closing”) took place on February 5, 2016 (the “Closing Date”). The Company acquired, through a reverse triangular merger, all of the outstanding capital stock of Jerrick in exchange for issuing Jerrick’s shareholders (the “Jerrick Shareholders”), pro-rata, a total of 28,500,000 shares of the Company’s common stock. GTPH shall assume 33,414.89 shares of Jerrick’s Series A Convertible Preferred Stock (the “Series A Preferred”) and 8,063.33 shares of Series B Convertible Preferred Stock (the “Series B Preferred”) and file the appropriate certificates of designation to reflect the rights, preferences and privileges of the Jerrick’s Series A Preferred and Series B Preferred. Jerrick shareholders that hold either Series A Preferred or Series B Preferred will be able to exchange such shares for the equivalent in GTPH on a one for one basis. Additionally, GTPH shall assume 12,391,667 outstanding common stock purchase warrants of Jerrick such that each Jerrick shareholder that holds a warrant to purchase shares of Jerrick common stock will by virtue of the Merger, be able to purchase the equivalent number of shares of GTPH Common Stock under the same terms and conditions.

In connection with the Merger, on February 5, 2016, the Company and Kent Campbell entered into a Spin-Off Agreement (the “Spin-Off Agreement”), pursuant to which Mr. Campbell purchased from the Company (i) all of the Company’s interest in Ashland Holdings, LLC, a Florida limited liability company, and (ii) all of the Company’s interest in Lil Marc, Inc., a Utah corporation, in exchange for the cancellation of 781,818 shares of the Parent Company’s Common Stock held by Mr. Campbell. In addition, Mr. Campbell assumed all debts, obligations and liabilities of the Company existing prior to the Merger, pursuant to the terms and conditions of the Spin-Off Agreement.

On February 5, 2016 and in conjunction with the Merger, the Company entered into a Share Exchange Agreement with Kent Campbell, Denis Espinoza and Sarah Campbell (the “Exchange Agreement”). Pursuant to the Exchange Agreement, (i) Kent Campbell cancelled 363,636 shares of the Company’s common stock, 6,000 shares of the Company’s Series A Preferred Stock and 10,000 shares of the Company’s Series B Preferred Stock in exchange for 1,648,881 shares of the Company’s Series D Preferred Stock, (ii) Denis Espinoza cancelled 58,951 shares of the Company’s common stock and 4,000 shares of the Company’s Series A Preferred Stock in exchange for 265,676 shares of the Company’s Series D Preferred Stock, and (iii) Sarah Campbell cancelled 21,818 shares of the Company’s common stock in exchange for 98,933 shares of the Company’s Series D Preferred Stock.

In connection with the Statutory Merger, the Company changed its name to Jerrick Media Holdings, Inc.

Jerrick Ventures, Inc. (“Ventures”) was incorporated on November 24, 2014 under the laws of the State of Nevada. Ventures develops digital transmedia content, including videos, imagery, articles, e-books, as well as traditional film and television, for each brand in its portfolio.

Jerrick Ventures, LLC (“Jerrick LLC”) was incorporated in Delaware in 2013. On December 1, 2014, Jerrick LLC entered into a share exchange agreement whereby the members of Jerrick LLC exchanged all of their membership interests in Jerrick LLC for Common Stock in Ventures (the “Jerrick Share Exchange”). As result of the Jerrick Share Exchange, Jerrick LLC became the operating subsidiary of Ventures

The Merger is being accounted for as a “Reverse Business Combination,” and Ventures is deemed to be the accounting acquirer in the merger. Consequently, the assets and liabilities and the historical operations that will be reflected in the financial statements prior to the Reverse Business Combination will be those of Ventures, and the consolidated financial statements after completion of the Merger will include the assets and liabilities of Ventures, historical operations of Ventures and combined operations of Ventures and Jerrick Media Holdings, Inc. from the Closing Date of the Merger.

The Reverse Business Combination will be treated as a recapitalization of the Company for financial accounting purposes. The historical financial statements of Predecessor before the Reverse Business Combination will be replaced with the historical financial statements of Ventures before the Reverse Business Combination in all future filings with the Securities and Exchange Commission (the “SEC”).